Income Taxes - Summary of Loss Carryforwards and Deductible Temporary Differences (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 0.2	$ 1.1
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	113.8	70.5
Non-capital tax losses | Expire (2022 to 2041)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	72.0	37.0
Non-capital tax losses | Never expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	41.8	33.5
Capital tax losses | Never expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	2.5	2.6
Non-capital and capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	$ 116.5	$ 74.2